INCOME TAXES - SCHEDULE OF UNRECOGNIZED TAX BENEFIT (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Beginning balance January 1 2012	$ 12,391
Increase/(decrease) of unrecognized tax benefits taken in prior years
Increase/(decrease) of unrecognized tax benefits related to current year	4,558
Increase/(decrease) of unrecognized tax benefits related to settlements
Reductions to unrecognized tax benefits related lapsing statute of limitations
Ending balance at December 31, 2012	$ 16,949